Accrued Expenses and Other Current Liabilities (Tables)	3 Months Ended
Mar. 31, 2026
Accrued Expenses And Other Current Liabilities
Schedule of accrued expenses and other current liabilities

	March 31, 2026	December 31, 2025
Accrued employee compensation and benefit	$7	$73
Accrued professional fees	331	259
Refunds payable	750	750
Other	459	682
Accrued expenses and other current liabilities	$1,547	$1,764